Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, allowance	$ 3,317	$ 3,237	$ 1,794
Redeemable preferred shares par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share)	$ 0.0001	0.0001	0.0001
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001